Consolidated Statements of Cash Flows - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Payments for share issue costs	$ 0	$ 250	$ 1,107